Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt issue costs, accumulated amortization	$ 9,012	$ 9,003	$ 7,775
Common Class A [Member]
Share units authorized	484,505	1,615,017	483,418
Share units issued	484,505	1,615,017	483,418
Shares units outstanding	484,505	1,615,017	483,418
Common Class B [Member]
Share units authorized	28,848,785	28,848,785	24,124,378
Share units issued	28,833,202	28,462,185	23,687,507
Shares units outstanding	28,833,202	28,462,185	23,687,507